Condensed Consolidated Statements Of Operations (USD $) In Millions, except Per Share data	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Condensed Consolidated Statements Of Operations
Net sales	$ 735.9	$ 437.7
Cost of goods sold	621.9	378.4
Gross profit	114.0	59.3
Operating expenses:
Marketing and administration	93.0	62.2
Research and development	21.0	11.1
Restructuring charges	0.2	1.3
Operating loss	(0.2)	(15.3)
Non-operating expense (income):
Interest expense	9.0	12.1
Interest income	(0.9)	(2.3)
(Increase) decrease in fair value of warrant	(1.6)	5.3
Other, net	(0.4)	0.6
Total non-operating expense	6.1	15.7
Loss before income tax benefit and equity in earnings of joint ventures	(6.3)	(31.0)
Income tax benefit	(14.3)	(14.6)
Income (loss) before equity in earnings of joint ventures	8.0	(16.4)
Equity in earnings of joint ventures, net of tax	1.3	7.3
Net income (loss)	9.3	(9.1)
Net income attributable to noncontrolling interests	(13.8)	(0.5)
Net loss attributable to MEMC stockholders	$ (4.5)	$ (9.6)
Basic loss per share	$ (0.02)	$ (0.04)
Diluted loss per share	$ (0.02)	$ (0.04)
Weighted-average shares used in computing basic loss per share	228.9	226.8
Weighted-average shares used in computing diluted loss per share	228.9	226.8